Income Taxes - Analysis of charge(credit) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Taxes
Income tax expense/(benefit)	$ (772)	$ (178)	$ (1,557)
Total income taxes for the year	(772)	(178)	(1,557)
Operating tax loss carry-forwards	$ 13,600	$ 9,500	$ 3,800